Subsequent Events (Details)												3 Months Ended	12 Months Ended
	Dec. 08, 2023 USD ($) $ / shares	Aug. 01, 2023 USD ($) $ / shares shares	Jul. 26, 2023 USD ($) $ / shares shares	Jul. 12, 2023 USD ($)	Jul. 11, 2023 employee	Jul. 10, 2023 $ / shares shares	Jun. 27, 2023 USD ($)	Jun. 08, 2023 shares	Jun. 07, 2023 USD ($) $ / shares shares	Jun. 06, 2023 $ / shares shares	Jun. 05, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2021 USD ($)	Jul. 31, 2023 USD ($)	May 31, 2023 USD ($)	Mar. 31, 2022 USD ($) shares
Subsequent Event [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares												$ 0.001	$ 0.001
Aggregate amount received | $															$ 192,800,000
Cash and cash equivalents | $												$ 3,057,000	$ 8,726,000	[1]				$ 70,588,000
Net proceeds | $									$ 1,800,000
Units outstanding (in shares)													67,486,000					67,486,000
Units issued (in shares)													67,486,000					67,486,000
Preferred stock, shares outstanding (in shares)												0	0
Preferred stock, shares issued (in shares)												0	0
Avalon
Subsequent Event [Line Items]
Cash and cash equivalents | $									27,900,000
Transaction expense | $									26,100,000
Services Agreement, Base Fee | Bradley Capital Company, L.L.C.
Subsequent Event [Line Items]
Related party fee | $									500,000			$ 400,000	$ 400,000
Services Agreement, Supplemental Fee | Bradley Capital Company, L.L.C.
Subsequent Event [Line Items]
Related party fee | $									$ 200,000			$ 200,000	$ 200,000
Beneficient Warrants
Subsequent Event [Line Items]
Units converted (in shares)									23,625,000
Warrants outstanding (in shares)								23,757,500				23,757,500
Warrants issued (in shares)								23,757,500
Standby Equity Purchase Agreement
Subsequent Event [Line Items]
Standby Equity Purchase Agreement, expiration period							36 months
Commitment fee | $							$ 1,300,000
Standby Equity Purchase Agreement | Maximum
Subsequent Event [Line Items]
Standby Equity Purchase Agreement, sale of stock | $							$ 250,000,000
Subsequent Event
Subsequent Event [Line Items]
Employees furloughed | employee					30
Percentage of workforce furloughed					20.00%
Alternative assets fair value | $		$ 37,700,000	$ 6,700,000
Cash and cash equivalents | $																$ 4,400,000	$ 3,500,000
Net proceeds | $									$ 1,800,000
Subsequent Event | Avalon
Subsequent Event [Line Items]
Cash and cash equivalents | $									27,900,000
Subsequent Event | BCH
Subsequent Event [Line Items]
Ownership percentage										100.00%
Subsequent Event | Services Agreement, Base Fee | Bradley Capital Company, L.L.C.
Subsequent Event [Line Items]
Related party fee | $									460,000
Subsequent Event | Services Agreement, Supplemental Fee | Bradley Capital Company, L.L.C.
Subsequent Event [Line Items]
Related party fee | $									$ 180,000
Subsequent Event | Beneficient Warrants
Subsequent Event [Line Items]
Units converted (in shares)									23,625,000
Warrants outstanding (in shares)								23,757,500
Warrants issued (in shares)								23,757,500
Subsequent Event | First and Second Lien Credit Agreement
Subsequent Event [Line Items]
Interest rate				9.50%
Installment payments | $				$ 5,000,000
Debt costs | $				$ 100,000
Subsequent Event | Standby Equity Purchase Agreement
Subsequent Event [Line Items]
Standby Equity Purchase Agreement, expiration period							36 months
Commitment fee | $							$ 1,300,000
Subsequent Event | Standby Equity Purchase Agreement | Maximum
Subsequent Event [Line Items]
Standby Equity Purchase Agreement, sale of stock | $							$ 250,000,000
Preferred Series C Subclass 1 | Subsequent Event
Subsequent Event [Line Items]
Units converted (in shares)						44,040,761
Price per unit (in dollars per share) | $ / shares						$ 4.66
Common Class A
Subsequent Event [Line Items]
Units converted (in shares)										1,396,457
Par value (in dollars per share) | $ / shares											$ 0.001	$ 0.001	$ 0.001
Shares held post conversion (in shares)											2,956,480
Minimum price per share (in dollars per share) | $ / shares											$ 5
Maximum percentage of stock to sell											10.00%
Stock issued (in shares)									7,971,864
Units outstanding (in shares)								188,674,282				189,503,000	179,634,000
Units issued (in shares)								188,674,282				190,047,000	180,178,000
Additional shares (in shares)								699,216
Stock outstanding following combination (in shares)								189,379,498
Common Class A | Maximum
Subsequent Event [Line Items]
Volume weighted average share price (in dollars per share) | $ / shares											$ 8
Common Class A | Minimum
Subsequent Event [Line Items]
Volume weighted average share price (in dollars per share) | $ / shares											5
Common Class A | Subsequent Event
Subsequent Event [Line Items]
Units converted (in shares)						44,040,761				1.25
Price per unit (in dollars per share) | $ / shares			$ 2.29
Shares received (in shares)			2,917,807
Shares exercisable (in shares)		942,249
Par value (in dollars per share) | $ / shares						$ 4.66			$ 0.001	$ 0.001	$ 0.001
Conversion ratio										1
Shares held post conversion (in shares)											2,956,480
Minimum price per share (in dollars per share) | $ / shares											$ 5
Maximum percentage of stock to sell											10.00%
Stock issued (in shares)									7,971,864
Units outstanding (in shares)								188,674,282
Units issued (in shares)								188,674,282
Conversion of shares upon issuance (in shares)									0.25
Additional shares (in shares)								699,216
Stock outstanding following combination (in shares)								189,379,498
Common Class A | Subsequent Event | Maximum
Subsequent Event [Line Items]
Volume weighted average share price (in dollars per share) | $ / shares											$ 8
Common Class A | Subsequent Event | Minimum
Subsequent Event [Line Items]
Volume weighted average share price (in dollars per share) | $ / shares											5
Series B Convertible Preferred Stock | Subsequent Event
Subsequent Event [Line Items]
Price per unit (in dollars per share) | $ / shares		$ 10
Shares received (in shares)		3,768,995
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.001
Conversion price (in dollars per share) | $ / shares		5.46
Floor price (in dollars per share) | $ / shares		$ 2.73
Series B Convertible Preferred Stock | Subsequent Event | Maximum
Subsequent Event [Line Items]
Units issuable (in shares)		13,805,842
Warrants | Subsequent Event
Subsequent Event [Line Items]
Shares received (in shares)		942,249
Series A Preferred Stock
Subsequent Event [Line Items]
Preferred stock, shares outstanding (in shares)								2,796,864				0	0
Preferred stock, shares issued (in shares)								2,796,864	2,796,864			0	0
Series A Preferred Stock | Subsequent Event
Subsequent Event [Line Items]
Shares exercisable (in shares)		942,249
Units issuable (in shares)		235,562
Shares received (in shares)									2,796,864
Preferred stock, shares outstanding (in shares)								2,796,864
Preferred stock, shares issued (in shares)								2,796,864
Common Class B
Subsequent Event [Line Items]
Units converted (in shares)										15,312,360
Par value (in dollars per share) | $ / shares												$ 0.001	$ 0.001
Units outstanding (in shares)								19,140,451				19,140,000	19,140,000
Units issued (in shares)								19,140,451				19,140,000	19,140,000
Common Class B | Subsequent Event
Subsequent Event [Line Items]
Units converted (in shares)										1.25
Par value (in dollars per share) | $ / shares										$ 0.001
Units outstanding (in shares)								19,140,451
Units issued (in shares)								19,140,451
Avalon Class A Common Stock
Subsequent Event [Line Items]
Price per unit (in dollars per share) | $ / shares											$ 10.588
Par value (in dollars per share) | $ / shares									$ 0.0001
Aggregate amount received | $									$ 20,000,000		$ 25,000,000
Reserve amount | $											20,000,000
Transaction expense | $									$ 26,100,000
Avalon Class A Common Stock | Ben
Subsequent Event [Line Items]
Aggregate amount received | $											5,000,000
Disbursed amount | $											$ 5,000,000
Avalon Class A Common Stock | Ben | Forecast
Subsequent Event [Line Items]
Aggregate amount received | $	$ 5,000,000
Avalon Class A Common Stock | Subsequent Event
Subsequent Event [Line Items]
Price per unit (in dollars per share) | $ / shares											$ 10.588
Par value (in dollars per share) | $ / shares									$ 0.0001
Aggregate amount received | $											$ 25,000,000
Reserve amount | $											20,000,000
Transaction expense | $									$ 26,100,000
Avalon Class A Common Stock | Subsequent Event | Ben
Subsequent Event [Line Items]
Aggregate amount received | $											5,000,000
Disbursed amount | $											$ 5,000,000
Avalon Class A Common Stock | Subsequent Event | River North, L.P.
Subsequent Event [Line Items]
Aggregate amount received | $									$ 20,000,000
Series A Convertible Preferred Stock
Subsequent Event [Line Items]
Par value (in dollars per share) | $ / shares											$ 0.001
Series A Convertible Preferred Stock | Subsequent Event
Subsequent Event [Line Items]
Par value (in dollars per share) | $ / shares									$ 0.001		$ 0.001
FPA, Purchased Shares
Subsequent Event [Line Items]
Purchase agreement, transaction shares (in shares)											1,064,333
FPA, Purchased Shares | Subsequent Event
Subsequent Event [Line Items]
Purchase agreement, transaction shares (in shares)											1,064,333
FPA, Prepaid Forward Shares
Subsequent Event [Line Items]
Purchase agreement, transaction shares (in shares)											1,892,147
FPA, Prepaid Forward Shares | Subsequent Event
Subsequent Event [Line Items]
Purchase agreement, transaction shares (in shares)											1,892,147
Class A common stock, par value $0.001 per share
Subsequent Event [Line Items]
Price per unit (in dollars per share) | $ / shares											$ 10.588
Class A common stock, par value $0.001 per share | Forward Purchase Agreement | Minimum | Forecast
Subsequent Event [Line Items]
Price per unit (in dollars per share) | $ / shares	$ 10.588
Class A common stock, par value $0.001 per share | Forward Purchase Agreement | Minimum | Forecast | On a daily basis, all sales must either exceed $8.00 per share
Subsequent Event [Line Items]
Price per unit (in dollars per share) | $ / shares	8
Class A common stock, par value $0.001 per share | Forward Purchase Agreement | Minimum | Forecast | No sales below $5.00 per share
Subsequent Event [Line Items]
Price per unit (in dollars per share) | $ / shares	5
Class A common stock, par value $0.001 per share | Forward Purchase Agreement | Minimum | Forecast | Purchaser shall not sell any shares for less than $10.588
Subsequent Event [Line Items]
Price per unit (in dollars per share) | $ / shares	$ 10.588
Class A common stock, par value $0.001 per share | Subsequent Event
Subsequent Event [Line Items]
Price per unit (in dollars per share) | $ / shares											$ 10.588
Avalon Class B Common Stock
Subsequent Event [Line Items]
Par value (in dollars per share) | $ / shares									0.0001
Avalon Class B Common Stock | Subsequent Event
Subsequent Event [Line Items]
Par value (in dollars per share) | $ / shares									$ 0.0001
FLP Units Subclass 1 | Subsequent Event
Subsequent Event [Line Items]
Percentage of accounts									50.50%
FLP Units Subclass 2 | Subsequent Event
Subsequent Event [Line Items]
Percentage of accounts									49.50%

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.